EARNINGS (LOSS) PER SHARE (Tables)	12 Months Ended
Mar. 31, 2022
SUMMARY OF INCOME AND SHARE DATA USED IN THE BASIC AND LOSS PER SHARE COMPUTATIONS

	Year ended 31 March 2022	Year ended 31 March 2021	Year ended 31 March 2020
	USD	USD	USD
Basic earnings (loss) per share
From continuing operations attributable to the ordinary equity holders of the company	(1.87)	(5.03)	(3.80)
From discontinued operations	-	0.19	(0.06)
Total basic earnings (loss) per share attributable to the ordinary equity holders of the company	(1.87)	(4.84)	(3.86)

Reconciliation of earnings (loss) used in calculating earnings (loss) per share
Profit (Loss) attributable to the ordinary equity holders of the company used in calculating basic earnings (loss) per share:
From continuing operations	(75,819,128)	(132,250,813)	(57,278,276)
From discontinued operation	-	4,956,408	(857,554)
	(75,819,128)	(127,294,405)	(58,135,830)

Weighted average number of shares used as the denominator
Weighted average number of ordinary shares used in the denominator in calculating basic earnings (loss) per share	40,616,376	26,301,024	15,061,549